Whiteman Osterman & Hanna, LLP
                              One Commerce Plaza
                             Albany, New York 12260


                                                              July 21, 2005


VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: 	Jennifer R. Hardy, Legal Branch Chief
Edward M. Kelly, Senior Counsel

Re: Lincoln Logs Ltd. (the "Company")
    Preliminary Proxy Statement on Schedule 14A (the "Proxy Statement") Rule 13E-3 Transaction Statement on Schedule 13E-3 (the "Transaction
        Statement")
    File Nos. 0-12172 and 5-37488

Dear Ms. Hardy and Mr. Kelly:

  This letter is in response to Ms. Hardy's letter of July 11, 2005 to Mr. Benjamin A. Shepherd commenting on the above-referenced filings, initial drafts of which were filed on March 24, 2005 and revised filings of which were filed on June 24, 2005, in connection with (i) a proposed reverse stock split in the Company's outstanding shares of common stock (the "Reverse Split"), (ii) a corresponding repurchase of all fractional interests created by the Reverse Split, and (iii) the subsequent deregistration of the Company's shares if the Company has less than 300 shareholders of record after the Reverse Split (collectively, the "Reverse Split Transaction").

  In response to your comments and as more particularly described below, the Company has decided to proceed by soliciting proxies from all shareholders instead of utilizing an information statement. Accordingly, a Preliminary Proxy Statement and an amendment to the Transaction Statement, which reflect, among other things, changes made in response to your comments are being filed concurrently herewith. Three clean and three marked courtesy copies of each of the revised filings are also enclosed for your review.

  For your ease of review, the following is a summary of our responses to your comments. Our responses are keyed to the numbered comments in your letter.

Pre14C

1. You noted that, notwithstanding the fact that the Company's affiliated securityholders, who hold approximately 82% of the Company's outstanding voting common stock, have indicated their intention to vote in favor of the Reverse Split Transaction, it was your belief that the Company was conducting a "solicitation" within the meaning of that term under Rule 14a-1(l)(1)(iii) of Regulation 14A. In response to your comments, among other things, the Company is filing concurrently herewith its Proxy Statement on Schedule 14A notifying its shareholders of and soliciting proxies from them with respect to the Company's 2005 annual meeting of shareholders (the "Meeting"). At the Meeting, the Company's shareholders will be asked to (1) consider and approve the amendment to the Company's Certificate of Incorporation to effect the Reverse Split Transaction and (2) elect the Company's board of directors. The Proxy Statement will be distributed to the Company's affiliated and non-affiliated shareholders in accordance with applicable law.

Notice to Shareholders

2. You noted the Company's statement in its previous filings that it was not requesting proxies from its unaffiliated shareholders, but that their attendance and participation at the Meeting would be welcomed. You asked what was meant by "participation" in this context and how the unaffiliated shareholders would participate when no ballot or means to participate was provided. We believe this comment is now moot as the Company is now requesting proxies from all of its shareholders in connection with the Meeting.

3. You asked the Company to clarify how its market makers will make a market in the Company's securities after the Reverse Split Transaction has been effected. The Company has consulted with its market makers, who informed the Company that following the completion of the Reverse Split Transaction, they intend to continue on the Pink Sheets their market making practices in the Company's common stock currently being conducted on the OTC Bulletin Board. The Company has included this disclosure on page 1 of the Proxy Statement.

What Are the Federal Income Tax Consequences of the Reverse Split Transaction for Shareholders?, page 4

4. You have asked that the disclosure in this section be revised to conform to that in the second paragraph on page 47 by changing the words "should not" in the second sentence to the words "will not." The Company has revised this disclosure pursuant to your request. Please see page 3 of the Proxy Statement for the revised disclosure.

Procedural Fairness, page 15

5. You noted that it appeared that the filing persons approved the Reverse Split Transaction notwithstanding the lack of procedural fairness as measured by Items 1014(c)-(f) of Regulation M-A and asked the Company to expressly acknowledge that the procedural fairness determination was made in the absence of those factors. Please see the Company's revised disclosure on page 14 of the Proxy Statement.

Opinion of Value, page 18

6. You asked the Company to explain briefly the nature and purpose of the valuation services provided by Empire Valuation Consultants, LLC to the Company during 2003 and 2004. Please see the Company's revised disclosure on page 16 of the Proxy Statement.

Summary of the Opinion of Value, page 19

7. You asked the Company to disclose in the Proxy Statement the fiscal year 2006 projections provided to Empire. The Company has included these projections with the summary historical financial information on pages 35-36 of the Proxy Statement. The Company has also included a page reference to such information in the Summary of the Opinion of Value on page 17 of the Proxy Statement.

8. You noted that the Company has deleted disclosure at the end of the third paragraph of this section that stated that Empire relied on management representations regarding changes in the Company's financial position and outlook. Such disclosure had been inadvertently deleted from the previous version. The Company has re-included that disclosure on page 17 of the Proxy Statement.

Summary Historical Financial Information, page 35
Summary Unaudited Pro-Forma Financial Information, page 36

9. You asked the Company to provide the ratio of earnings to fixed charges as required by Item 1010(b)(2) and (c)(4) of Regulation M-A. These ratios are now included on pages 36 and 38 of the Proxy Statement.

Legal Proceedings, page 44

10. You asked the Company to indicate whether a date for the arbitration has been set and asked the Company to summarize briefly the representations and warranties allegedly breached by Harts. The Company has included such disclosure on page 47 of the Proxy Statement.

Dissenters' Appraisal Rights, page 48

11. You asked the Company to clarify, "given that unaffiliated securityholders are not being provided the means to 'participate' in the special meeting", the Company's reference to securityholders from whom a "written objection" is not required by expressly identifying that constituency of securityholders and asked whether the fact that unaffiliated securityholders will not receive a ballot or other form of authorization means that all unaffiliated securityholders will receive written notice of authorization necessary to exercise their appraisal rights. As noted in response to your comments #1 and #2, the Company is currently soliciting the vote of each of its securityholders, including those who are unaffiliated with the Company, in connection with the proposals to be considered at the Meeting. Accordingly, the Company does not presently intend to send written notice of authorization to any of its securityholders.

  Pursuant to your request, also enclosed with this letter is a written statement from the Company acknowledging that (i) the Company is responsible for the adequacy and accuracy of the disclosures in the filings, (ii) your comments or changes to disclosures in response to your comments do not foreclose the Securities and Exchange Commission (the "Commission") from taking any action on the filings, and (iii) the Company may not assert your comments as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws.

If you have any questions, please contact me at 518.487.7673.

                                                Very truly yours,
                                                /s/ Patricia A. Franchini
                                                Patricia A. Franchini

Enclosures
cc: John D. Shepherd
    Benjamin A. Shepherd
    Leslie M. Apple, Esq.

                     WRITTEN STATEMENT OF LINCOLN LOGS LTD.


  Lincoln Logs Ltd., a New York corporation, (the "Company") hereby submits this written statement pursuant to the request of certain members of the staff (the "Staff") of the U.S. Securities and Exchange Commission (the "Commission") as set forth in their letter dated as of July 11, 2005, to Benjamin A. Shepherd, Chief Financial Officer of the Company, which contained the Staff's comments with respect to the Company's Preliminary Information Statement on Schedule 14C and Amendment No. 1 to Rule 13E-3 Transaction Statement on Schedule 13E-3 (together, the "Filings"), each of which was filed on June 24, 2005 (File Nos. 0-12172 and 5-37488). The Company hereby acknowledges as follows:

  The Company is responsible for the adequacy and accuracy of the disclosures in the Filings;

  The Staff's comments or changes to disclosures in response to the Staff's comments do not foreclose the Commission from taking any action on the Filings; and

  The Company may not assert the Staff's comments as a defense in any proceedings initiated by the Commission or any person under the United States' federal securities laws.

  IN WITNESS WHEREOF, the Company has caused this instrument to be executed on its behalf on the 21st day of July, 2005.


                                        LINCOLN LOGS, LTD.

                                        /s/Benjamin A. Shepherd
                                        Benjamin A. Shepherd
                                        Chief Financial Officer and Secretary